Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 42	$ 60	$ 129	$ 306	$ 366	$ 472
Loss on disposal of assets			472		472	584
Impairment of Long-Lived Assets to be Disposed of		$ 725		$ 725	$ 725	$ 1,333